Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to June 30, 2023 to the date these consolidated financial statements were issued, and has determined that there is a material subsequent event to disclose in these consolidated financial statements, because we believe that this event will have a significant effect on the future operations of the Company.

On January 2, 2024 we issued 400,000 Ordinary Shares for a total consideration of US$100,000 for the first half of the payment as part of compensation set forth with the agreement with Outside The Box Capital Inc. to provide marketing and distribution services to the Company.

On March 14, 2024, pursuant to the Business Combination, the dissolution of PNAC ("the corporation") was duly authorized by the Board of Directors and stockholders of the corporation in accordance to the state of Delaware. The liquidation of the corporation includes a distribution to noco-noco Inc. of any assets of the corporation after satisfaction of the obligations of the Corporation in accordance with applicable law

On March 19, 2024, we issued 1,542,073 in restricted Ordinary Shares, priced at $0.1785 (Average per share (the average of 30 trading-day moving average and 50 trading-day moving average with reference date on February 1, 2024) to our directors and executive officers as form of compensation.

On March 26, 2024, we issued 3,000,000 Ordinary Shares to Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP, and Meteora Strategic Capital LLC (collectively as “Seller”) in accordance with the terms and condition set forth therein, as per the amended Forward Purchase Agreement Confirmation Amendment dated October 26, 2023 for the purpose of discharging any obligation to the Company to delivery cash or issue Shares to the Seller pursuant to the “Shortfall Sales” section. The Seller’s Prepayment Shortfall has been amended to be US$500,000, all of which was paid on the closing of the Business Combination by offset.

On March 28, 2024, we allotted and issued another 28,700,000 new Ordinary Shares, at the issue price of $0.1785 per share to 3DOM Alliance, pursuant to another debt-to-equity swap which both parties agreed to convert our debt of $5.1 million owed to 3DOM Alliance in relation to the Promissory Note into our new Ordinary Shares.

On April 22, 2024, we issued 400,000 Ordinary Shares for a total consideration of US$100,000 for the second half of the payment as part of compensation set forth with the agreement with Outside The Box Capital Inc. to provide marketing and distribution services to the Company.

On July 2, 2024, we issued 873,149 in restricted Ordinary Shares, priced at $0.1785 (Average per share (the average of 30 trading-day moving average and 50 trading-day moving average with reference date on February 1, 2024) to our directors and executive officers as form of compensation.

On July 2, 2024, we we allotted and issued another 6,235,410 restricted Ordinary Shares, pursuant to a share subscription agreement for a private placement on June 26, 2024, at the issue price of $0.1656 per share to Future Science Research Inc, for a total consideration of $1,032,584.

On July 26, 2024, we entered into a share subscription agreement with GEE Strategy Revitalize Japan Limited, pursuant to which we shall issue 8,985,385 restricted Ordinary Shares to GEE Strategy Revitalize Japan Limited, at the price of $0.1785 per share and for a total consideration of $1,603,891.22, which is expected to be paid by August 20, 2024.

NOTE 12 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to June 30, 2023 to the date these consolidated financial statements were issued, and has determined that there is a material subsequent event to disclose in these consolidated financial statements, because we believe that this event will have a significant effect on the future operations of the Company.

On July 14, 2023, PNAC issued an unsecured promissory note of $125,000 (the “noco-noco Note 3”) to evidence the payments made by the Company for the Third Monthly Extension payment. The noco-noco Note 3 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of the PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

On August 13, 2023, PNAC entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) (the “Forward Purchase Agreement”) for OTC Equity Prepaid Forward Transactions. For purposes of the Forward Purchase Agreement, PNAC is referred to as the “Counterparty” prior to the consummation of the Business Combination, while the Company is referred to as the “Counterparty” after the consummation of the Business Combination.

Pursuant to the terms of the Forward Purchase Agreement, the Seller has the right to purchase up to 2,000,000 (the “Purchased Amount”) Class A ordinary shares, par value $0.0001 per share, of PNAC (“PNAC Shares”) concurrently with the closing pursuant to the Seller’s FPA Funding Amount PIPE Subscription Agreement (as defined below), less the number of PNAC Shares purchased by the Seller separately from third parties through a broker in the open market (“Recycled Shares”).

On August 13, 2023, PNAC entered into a subscription agreement (the “FPA Funding Amount PIPE Subscription Agreement”) with the Seller.

Pursuant to the FPA Funding PIPE Subscription Agreement, Seller agreed to subscribe for and purchase, and PNAC agreed to issue and sell to Seller, on the closing date thereof, an aggregate of up to 2,000,000 PNAC Shares, less the Recycled Shares in connection with the Forward Purchase Agreement.

On October 26, 2023 (“Amendment Date”) the parties to the Forward Purchase Agreement entered into a forward purchase agreement confirmation amendment (the “Amendment”), amending the OTC Equity Prepaid Forward Transaction dated as of August 13, 2023 (as amended from time to time, the “Confirmation”), and agreeing that the entire 1,999,998 Recycled Shares acquired by the Seller are released from the “Number of Shares” and will be considered as Share Consideration Shares that are incremental to the Maximum Number of Shares. The Maximum Number of Shares has been amended to be 3,000,000 Shares after the Amendment Date. The Seller may not sell Recycled Shares earlier than 30 trading days after the Amendment Date.

Following the execution of the Amendment, the Seller will initially purchase 3,000,000 Additional Shares from the Counterparty. The Counterparty and the Seller agreed that the issuance of 3,000,000 Additional Shares by the Counterparty to the Seller shall discharge any obligation of the Counterparty to deliver cash or issue Shares to the Seller pursuant to the “Shortfall Sales” section.

The Seller’s Prepayment Shortfall has been amended to be US$500,000, all of which was paid on the closing of the Business Combination by offset.

On August 14, 2023, PubCo entered into a purchase agreement (the “ELOC Purchase Agreement”) with ARENA BUSINESS SOLUTIONS GLOBAL SPC II, LTD on behalf of and for the account of SEGREGATED PORTFOLIO #9 – SPC #9 (“Arena”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, PubCo has the right to direct Arena to purchase up to an aggregate of $150,000,000 of PubCo Ordinary Shares over the 36-month term of the ELOC Purchase Agreement. Under the ELOC Purchase Agreement, after the satisfaction of certain commencement conditions, including, without limitation, the effectiveness of the Resale Registration Statement (as defined below), PubCo has the right to present Arena with an advance notice (each, an “Advance Notice”) directing Arena to purchase any amount of PubCo Shares (each, an “Advance”) up to the Maximum Advance Amount (as defined herein). After the SEC declares a Resale effective relating to the transaction, PubCo will have the right and the sole discretion to sell to Arena up to $150 million worth of shares over a 36-month period subject to certain limitations. PubCo will control the timing and amount of any future investment and Arena will be obligated to make purchases in accordance with the ELOC Purchase Agreement. In consideration for Arena’s execution and delivery of the Purchase Agreement, we may, in our sole discretion, either pay in cash, or issue to Arena, as a commitment fee, that number of Ordinary Shares having an aggregate dollar value equal to $3,000,000 (the “Commitment Fee Shares”). If we elect to issue Ordinary Shares, the Commitment Fee Shares will be subject to a true-up after the initial issuance pursuant to paragraph above whereby we will deliver irrevocable instructions to our transfer agent to electronically transfer to Arena or its designee(s) that number of Ordinary Shares having an aggregate dollar value equal to $3 million based on the lower of (A) the per Ordinary Share price, which price will be equal to the simple average of the daily VWAP of our Ordinary Shares during the ten trading days immediately preceding the effectiveness of the Registration Statement (the “Commitment Fee Share Price”) and (B) the lower of (i) the simple average of the three lowest intraday trade prices over the 20 trading days after (and not including) the date of effectiveness of the Registration Statement and (ii) the closing price on the 20th trading day after the effectiveness of the Registration Statement. On September 18, 2023, we entered into Amendment No.1 to the Purchase Agreement to amend certain terms of the Purchase Agreement including the removal of Floor Price. On October 12, we issued 2,994,012 restricted Ordinary Shares as initial Commitment Fees and will require additional issuance of 5,519,847 Ordinary Shares under the true-up arrangement.

On August 17, 2023, PNAC issued an unsecured promissory note of $125,000 (the “noco-noco Note 4”) to evidence the payments made by the Company for the Forth Monthly Extension payment. The noco-noco Note 4 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of the PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

On August 25, 2023 (the “Closing Date”), noco-noco Inc. (formerly known as Prime Number Holding Limited), an exempted company with limited liability incorporated under the laws of the Cayman Islands (the “Company” or “PubCo”), consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 29, 2022, where PubCo, Prime Number Acquisition I Corp. (“PNAC”), Prime Number Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of PubCo (“Merger Sub”), Prime Number New Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of PubCo (“New SubCo”), noco-noco Pte. Ltd.., a Singapore private company limited by shares (“noco-noco”), and certain shareholders of noco-noco collectively holding a controlling interest (together with other shareholders of noco-noco subsequently joining the transactions, the “Sellers”), entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, PNAC proposed to enter into a business combination with noco-noco involving a merger and a share exchange, among which: (i) Merger Sub would merge with and into PNAC, with PNAC as the surviving entity and a wholly-owned subsidiary of PubCo (the “Merger”), (ii) New SubCo would acquire all of the issued and outstanding shares of noco-noco from the Sellers, and in exchange, PubCo would issue to the Sellers the ordinary shares of PubCo, with noco-noco becoming a subsidiary of New SubCo and an indirect subsidiary of PubCo (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). Upon the consummation of the Business Combination, each of PNAC and noco-noco would become a subsidiary of PubCo, and PNAC stockholders and the Sellers would receive ordinary shares, par value $0.0001 per share, of PubCo (“PubCo Ordinary Shares”) as consideration and become the shareholders of PubCo. The Merger was consummated on August 24, 2023, and the Share Exchange and Business Combination were consummated on the Closing Date.

Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination: (i) each PNAC unit (“PNAC Units”) issued and outstanding immediately prior to the effective time of the Merger was automatically detached and the holder thereof was deemed to hold one share of PNAC Class A Common Stock (defined below), one half of PNAC Warrant (defined below), and one PNAC Right (defined below); (ii) each share of PNAC Class A common stock, par value $0.0001 per share (“PNAC Class A Common Stock”, together with PNAC Class B Common Stock, par value $0.0001 per share, the “PNAC Common Stock”) issued and outstanding immediately prior to the effective time of the Merger was canceled in exchange for the right to receive one PubCo Ordinary Share, (iii) each PNAC warrant (“PNAC Warrant”) outstanding immediately prior to the effective time of the Merger ceased to be a warrant with respect to PNAC Common Stock and was assumed by PubCo and converted into a warrant of PubCo (“PubCo Warrant”) to purchase one PubCo Ordinary Share subject to substantially the same terms and conditions prior to the effective time of the Merger; and (iv) each PNAC Right (“PNAC Right”) outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive one-eighth (1/8) of one PubCo Ordinary Share. In addition, pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange (i) New SubCo acquired all the outstanding shares of noco-noco (“noco-noco Shares”) from the Sellers, (ii) in exchange, each Seller received such number of newly issued PubCo Ordinary Share that was equal to the product of (a) the quotient of (i) $1,350,000,000 (the “noco-noco Valuation”), divided by (ii) the price per PubCo Ordinary Share that equals to the redemption price of each share of PNAC Class A Common Stock in connection with the Business Combination

(the “PubCo Per Share Price”), multiplied by (b) such Seller’s Pro Rata Portion as set out in the Allocation Schedule of the Business Combination Agreement. In connection with the Business Combination Advisory Engagement, 609,756 PubCo Ordinary Shares were issued to PNCPS on August 28, 2023.

On August 28, 2023, the PubCo Ordinary Shares and PubCo Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “NCNC” and “NCNCW”, respectively.

On October 10, 2023, the Company entered into a payoff letter agreement (the “Payoff Letter”) with PNAC, PNCPS and WestPark Capital, Inc. (“WestPark”), in connection with: (i) the engagement letter entered into by and among PNAC, PNCPS and WestPark as of October 25, 2022 (the “Financial Advisory Engagement”), (ii) the engagement letter entered into by and between PNAC and PNCPS as of October 25, 2022 (as amended by an amendment dated January 31, 2023 setting forth the compensation therefor, the “Business Combination Advisory Engagement”) and (iii) the placement agent agreement entered into by and between PNAC and PNCPS as of April 30, 2023 (the “Placement Agent Agreement,” together with Financial Advisory Engagement and Business Combination Advisory Engagement, the “Prime Agreements”). Pursuant to the Payoff Letter, PNCPS and WestPark agreed to equitize the entire deferred underwriting fee in the amount of $2,257,500 and advisory fee of $500,000 cash by subscribing for (including having its designated person subscribe for) such number of the Company’s ordinary shares (the “Payoff Shares”), among others under the Payoff Letter. Upon the execution and delivery of the Payoff Letter, the Prime Agreements were terminated automatically without further force and effect and any claims thereunder should be released.

On October 23, 2023, noco-noco Inc., through its Singapore subsidiary, noco-noco Pte. Ltd. has entered into a Sales and Purchase Agreement to acquire noco-tech Inc. (“noco-tech”), a technology innovator from 3DOM Alliance Inc. (“3DOM”). The agreement includes an indefinite license to produce and market the X-SEPA™ separator technology developed by 3DOM. Under the terms of the transaction, noco-noco will issue up to twenty-five million new shares at US$2 per share to fund the acquisition. The transaction is currently expected to close in 2H of 2024. Completion of the Sale and Purchase Agreement is subject to customary conditions precedent, which includes satisfactory completion of due diligence, and noco-noco having obtained the approval of its shareholders for the transaction and necessary regulatory consents and approval (as applicable) for the transaction.